Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000069642 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000069642 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000069642 | Apple
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000069642 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069642 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000069642 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069642 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069642 | Advanced Micro Devices
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069642 | SB Technology
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069642 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000069642 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000069642 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000069642 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000069642 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000069642 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000069642 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000069642 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000069642 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000069642 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000069642 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000069643 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000069643 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000069643 | Apple
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000069643 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069643 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000069643 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069643 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069643 | Advanced Micro Devices
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069643 | SB Technology
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069643 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000069643 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000069643 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000069643 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000069643 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000069643 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000069643 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000069643 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000069643 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000069643 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000069643 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000184322 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000184322 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000184322 | Apple
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000184322 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000184322 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000184322 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000184322 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000184322 | Advanced Micro Devices
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000184322 | SB Technology
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000184322 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000184322 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000184322 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000184322 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000184322 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000184322 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000184322 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000184322 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000184322 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000184322 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000184322 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.80%